Stockholders' Deficit (Details Narrative) (10-K) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common stock, shares authorized	780,000,000	780,000,000	780,000,000	780,000,000
Common stock, shares issued	730,039,317	730,039,317	730,039,317	730,039,317
Common stock, shares outstanding	730,039,317	730,039,317	730,039,317	730,039,317
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	1,259,858	1,259,858	1,259,858	1,259,858
Preferred stock, shares outstanding	1,259,858	1,259,858	1,259,858	1,259,858